Nov. 01, 2016

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated October 11, 2017

to the Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

At a special meeting (“Meeting”) of shareholders held on October 10, 2017, the shareholders of the JPMorgan Dynamic Growth Fund approved the proposed Agreement and Plan of Reorganization by and among JPMorgan Trust II, on behalf of its series JPMorgan Large Cap Growth Fund (the “Acquiring Fund”), and JPMorgan Trust I, on behalf of its series JPMorgan Dynamic Growth Fund (the “Acquired Fund”), pursuant to which the Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund, in exchange for shares of the corresponding class of the Acquiring Fund, as set forth in the following table, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund. The reorganization is expected to close as of the close of business on or about October 27, 2017 (the “Closing”).

JPMorgan Dynamic Growth Fund	reorganized into	JPMorgan Large Cap Growth Fund
Class A	⇨	Class A
Class C	⇨	Class C
Class I*	⇨	Class I*
Class R5	⇨	Class R5

*	Formerly, Select Class Shares.

The reorganization is intended to be a tax-free reorganization for federal income tax purposes. Distributions to shareholders normally paid in December will be paid prior to Closing for both the Acquired Fund and the Acquiring Fund to avoid any negative tax impact to either Fund’s shareholders as a result of the reorganization. The distributions will be comprised of substantially all short-term and long-term realized capital gains, as well as income, if any. Estimates for the capital gains distributions will be posted on jpmorganfunds.com on October 13, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES

FOR FUTURE REFERENCE